Equity of the Trust Changes in Issued Common Shares (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Stockholders Equity
Issued at December 31, 2011	93,096,722	[1]
Common shares issued through dividend reinvestment	341,131
Restricted shares issued (cancelled), net	273,628
Stock issued during period, shares, conversion of units	16,636		130,142
Issuances under other employee and nonemployee share plans	107,677
Issued at December 31, 2012	93,835,794	[1]	93,096,722	[1]
Units of CRLP outstanding	7,152,752		7,169,388
Treasury shares	5,623,150
Colonial Properties Trust
Schedule of Stockholders Equity
Issued at December 31, 2012	93,835,794		93,096,722
Treasury shares	5,623,150		5,623,150

[1]	Includes 5,623,150 treasury shares.